Goodwill and Intangible assets - Schedule of Components of Finite-Lived Intangible Assets, Accumulated Amortization, and Indefinite-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 6,300	$ 500
Accumulated Amortization	(200)	(100)
Net Carrying Amount	$ 6,100	400
Estimated Useful Life	5 years
Indefinite Lives Amount	$ 29,979	25,710
Intangible assets, net	36,079	26,110
Trademarks
Finite Lived Intangible Assets [Line Items]
Indefinite Lives Amount	23,229	20,210
Intangible assets, net	23,229	20,210
Winery Use Permits
Finite Lived Intangible Assets [Line Items]
Indefinite Lives Amount	6,750	5,500
Intangible assets, net	6,750	5,500
Customer and Sommelier Relationships
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,300	500
Accumulated Amortization	(200)	(100)
Net Carrying Amount	$ 6,100	$ 400
Estimated Useful Life	5 years	5 years
Weighted Average Remaining Amortization Period	4 years 8 months 12 days	4 years
Intangible assets, net	$ 6,100	$ 400